ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES

10.                              ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES

	December 31,
	2010	2011
Payroll related payable	1,701	5,481
Other tax payable	1,987	233
Accrued agent rebates and profit sharing cost	364	844
Accrued professional service fee	801	1,346
Accrued bandwidth	276	1,378
Accrued marketing promotion expenses	537	1,658
Accrued license and technical service fee	—	750
Amount due to employees (i)	—	4,605
Consideration payable for investments and acquisitions	—	498
Payable for purchasing property and equipment and intangible assets	271	915
Deposits from E-commerce customers	—	1,083
Other current liabilities	359	1,011
Total	$6,296	$19,802

(i)                                     Amount represents the cash received by the Group for selling the ordinary shares on behalf of the employees, which will be paid to the employee subsequently.